STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($)	Class A Ordinary Shares [Member]	Class B Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance as of April 16, 2021 (Inception) at Apr. 15, 2021
Class B ordinary share issued to initial shareholder		288	24,712		25,000
Net loss					(6,407)
Balance as of December 31, 2021 at Jun. 30, 2021		288	24,712	(6,407)	18,593
Balance as of April 16, 2021 (Inception) at Apr. 15, 2021
Class B ordinary share issued to initial shareholder		288	24,712		25,000
Sale of 2,865,000 Private Placement Warrants			$ 2,865,000		$ 2,865,000
Issuance of 115,000 representative shares	12		1,092,368		1,092,380
Proceeds allocated to Public Warrants			$ 5,750,000		$ 5,750,000
Excess fair value of Anchor Investors			5,062,500		5,062,500
Offering costs allocated to warrants			(599,740)		(599,740)
Net loss				(231,291)	(231,291)
Ordinary shares subject to redemption			(14,194,840)	(2,839,407)	(17,034,247)
Balance as of December 31, 2021 at Dec. 31, 2021	12	288		(3,070,698)	(3,070,398)
Net loss					(236,603)
Balance as of December 31, 2021 at Jun. 30, 2022	12	288		(3,533,119)	(3,532,819)
Balance as of April 16, 2021 (Inception) at Mar. 31, 2022	12	288		(3,228,837)	(3,228,537)
Net loss					(78,464)
Balance as of December 31, 2021 at Jun. 30, 2022	$ 12	$ 288		$ (3,533,119)	$ (3,532,819)